Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss	12 Months Ended
Dec. 31, 2024
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss
Note 22:	Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss

a.	Additional information on Revenues:

Major customers:
BARDA contributed 31%, 56% and 51% of the Company’s total revenues in 2024, 2023 and 2022 respectively. Vericel contributed 12%, 4% and 28% of the Company’s total revenues in 2024, 2023 and 2022 respectively. MTEC contributed 34%, 10% and 2.8% of the Company’s total revenues in 2024, 2023 and 2022 respectively (see also note 18).

No other customer contributed 10% or more of the Company’s revenues in 2024, 2023 and 2022.

Geographic information:
The revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31
	2024	2023	2022

USA (see also Note 18a, 18b, 18c)	15,463	13,078	21,872
Rest of the world	4,759	5,608	4,624

	20,222	18,686	26,496

b.	Cost of Revenues:

1.	Cost of Revenues from sale of products

	Year ended December 31
	2024	2023	2022

Salary and benefits (including share-based compensation)	2,634	2,703	1,828
Subcontractors	128	230	58
Depreciation and amortization	630	672	426
Cost of materials	1,282	916	636
Other manufacturing expenses	1,162	1,207	779
Decrease (increase) in inventory of finished products	604	(801)	(543)

	6,440	4,927	3,184

2.	Cost of Revenues from development services

	Year ended December 31
	2024	2023	2022

Salary and benefits	1,771	1,995	1,691
Subcontractors	9,357	8,182	8,138

	11,128	10,177	9,829

3.	Cost of Revenues from license agreements

	Year ended December 31
	2024	2023	2022

Salary and benefits	-	4	38
Royalties payments	20	-	280

	20	4	318

c.	Research and development expenses:

	Year ended December 31
	2024	2023	2022

Salary and benefits (including share-based compensation)	4,788	3,148	4,494
Subcontractors	2,262	2,833	4,054
Depreciation and amortization	624	396	571
Cost of materials	716	785	572
Other research and development expenses	488	305	490

Total Research and development	8,878	7,467	10,181

d.	Selling and marketing expenses:

	Year ended December 31
	2024	2023	2022

Salary and benefits (including share-based compensation)	1,713	1,991	1,637
Marketing and consulting	1,477	1,637	1,152
Depreciation and amortization	27	50	49
Shipping and delivery	411	356	385
Registration and marketing license fees	1,308	810	502

	4,936	4,844	3,725

e.	General and administrative expenses:

	Year ended December 31
	2024	2023	2022

Salary and benefits (including share‑based compensation)	4,854	3,521	3,344
Professional fees	2,269	2,189	2,589
Depreciation and amortization	201	185	225
Other	878	873	762

	8,202	6,768	6,920

f.	Other (income) expenses:

The other one-time income amounted $211 for the year ended December 31, 2023, is associated with the termination of sub-lease agreement (see note 10a).

The other one-time expenses amounted to $684 for the year ended December 31, 2022, are associated with the management changes and FDA milestone payment fee (see note 18b).

g.	Financial income and expense:

	Year ended December 31
	2024	2023	2022
Financial income:

Interest income	2,048	2,341	270
Revaluation of liabilities in respect of IIA grants	-	-	132
Revaluation of Warrants	-	8,310	-
Exchange differences, net	-	-	59

	2,048	10,651	461
Financial expense:
Revaluation of liabilities in respect of IIA grants	752	427	-
Financing income on net investment in lease	526	274	102
Finance expenses in respect of deferred income	-	8	54
Revaluation of liabilities in respect of TEVA	770	468	533
Exchange differences, net	24	654	-
Revaluation of Warrants	10,704	-	8,977
Issuance expenses of warrants through profit and loss	-	-	1,911
Other	35	61	60

	12,811	1,892	11,637

Financial income (expenses), net	(10,763)	8,759	(11,176)